Expense Example, No Redemption - FidelityAdvisorValueFund-AMCIZPRO - FidelityAdvisorValueFund-AMCIZPRO - Fidelity Advisor Value Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Value Fund - Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	931
5 Years	1,198
10 Years	1,959
Fidelity Advisor Value Fund - Class C
Expense Example, No Redemption:
1 Year	193
3 Years	611
5 Years	1,058
10 Years	2,101
Fidelity Advisor Value Fund - Class M
Expense Example, No Redemption:
1 Year	488
3 Years	788
5 Years	1,112
10 Years	2,028
Fidelity Advisor Value Fund - Class I
Expense Example, No Redemption:
1 Year	92
3 Years	294
5 Years	515
10 Years	1,150
Fidelity Advisor Value Fund - Class Z
Expense Example, No Redemption:
1 Year	77
3 Years	252
5 Years	446
10 Years	$ 1,005